Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2024
Classes of employee benefits expense [abstract]
Schedule of composition of employee benefits
As of December 31
2024	2023
$ millions	$ millions

Fair value of plan assets	444	453
Termination benefits	(54)	(64)
Defined benefit obligation	(605)	(653)
	(215)	(264)

Schedule of composition of fair value of the plan assets

As of December 31
2024	2023
$ millions	$ millions

Equity instruments
With quoted market price	119	138
Without quoted market price	31	38
	150	176
Debt instruments
With quoted market price	194	240
Without quoted market price	76	13
	270	253
Deposits with insurance companies	24	24

	444	453

Schedule of movement in net defined benefit assets (liabilities)
Fair value of plan assets (*)		Defined benefit obligation		Defined benefit obligation, net
2024	2023	2024	2023	2024	2023
$ millions	$ millions	$ millions	$ millions	$ millions	$ millions

Balance as of January 1	453	432	(653)	(664)	(200)	(232)
Income (costs) included in profit or loss:
Current service costs	-	-	(13)	(15)	(13)	(15)
Interest income (expenses)	21	20	(31)	(31)	(10)	(11)
Past service cost	-	-	1	(1)	1	(1)
Effect of movements in exchange rates, net	(1)	(6)	2	10	1	4
Included in other comprehensive income:
Actuarial profits (losses) deriving from changes in financial assumptions	-	-	38	24	38	24
Other actuarial gains	(5)	8	-	-	(5)	8
Change with respect to translation differences, net	(6)	12	11	(15)	5	(3)
Other movements:
Benefits received (paid)	(24)	(19)	40	39	16	20
Employer contribution	6	6	-	-	6	6
Balance as of December 31	444	453	(605)	(653)	(161)	(200)

(*) The actual return on plan assets in 2024 is $16 million, compared with $28 million in 2023.

Schedule of actuarial assumptions
For the year ended December 31
2024	2023	2022
%	%	%

Discount rate as of December 31	5.2	4.9	4.7
Future salary increases	3.6	3.6	3.9
Future pension increase	2.5	2.6	2.8

Schedule of sensitivity analysis
December 2024
Decrease 10%	Decrease 5%	Increase 5%	Increase 10%
$ millions

Significant actuarial assumptions
Salary increases	(7)	(3)	3	7
Discount rate	26	13	(13)	(26)
Mortality table	12	6	(6)	(12)